SUBSEQUENT EVENT (Details) € in Thousands, $ in Millions	1 Months Ended	3 Months Ended			12 Months Ended
	Jan. 31, 2023 USD ($) shares	Mar. 31, 2023 USD ($)	Mar. 31, 2023 EUR (€)	Mar. 31, 2022 shares	Dec. 31, 2022 USD ($) shares
Subsequent Event [Line Items]
Repurchase of common stock (in shares) | shares				3,734,992	148,505
Repurchase of common stock | $					$ 0.3
Subsequent Events.
Subsequent Event [Line Items]
Repurchase of common stock (in shares) | shares	136,118
Repurchase of common stock | $	$ 0.3
Subsequent Events. | Pharmathen Global BV
Subsequent Event [Line Items]
Proceeds for termination of license agreement		$ 1.3	€ 1,250